FINANCIAL INSTRUMENTS - Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 414	$ 457
Borrowing costs capitalised	(55)	(33)
Interest	359	424
Argentina
Disclosure of detailed information about borrowings [line items]
Finance costs	11	78
5.7% notes
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 49	$ 49
Effective rate (as percent)	5.74%	5.74%
5.25% Notes
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 20	$ 20
Effective rate (as percent)	5.29%	5.29%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 23	$ 23
Effective rate (as percent)	5.85%	5.85%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 38	$ 38
Effective rate (as percent)	6.41%	6.41%
Other fixed rate notes [Member]
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 68	$ 68
Effective rate (as percent)	6.41%	6.41%
Capital leases
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 4	$ 4
Effective rate (as percent)	6.60%	8.16%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 34	$ 35
Effective rate (as percent)	6.17%	6.17%
5.75% Notes
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 49	$ 49
Effective rate (as percent)	5.79%	5.79%
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 5	$ 5
Effective rate (as percent)	2.82%	2.82%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 18	$ 28
Effective rate (as percent)	4.04%	6.16%
Other interest [Member]
Disclosure of detailed information about borrowings [line items]
Total interest costs incurred	$ 106	$ 138